Acquisitions (Narrative) (Detail) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended			0 Months Ended				0 Months Ended
	Jan. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Jan. 29, 2014	Jan. 29, 2014 Marcellus Joint Venture	Mar. 31, 2014 Marcellus Joint Venture	Jan. 29, 2014 Marcellus Joint Venture	Dec. 31, 2013 Marcellus Joint Venture	Jan. 29, 2014 Marcellus Joint Venture Significant Unobservable Inputs (Level 3)	Feb. 12, 2014 Momentum Acquisition acre MMcf_day	Feb. 12, 2014 Momentum Acquisition Washington County Pennsylvania mi	Feb. 12, 2014 Momentum Acquisition Washington County Pennsylvania Minimum in	Feb. 12, 2014 Momentum Acquisition Washington County Pennsylvania Maximum in	Feb. 12, 2014 Momentum Acquisition Washingtonand Greene Counties Pennsylvania in mi
Business Acquisition [Line Items]
Equity investment ownership percentage										50.00%
Fair value of pre-existing equity investment							$ 250,632,000				$ 250,632,000
Gain on purchase of Marcellus joint venture		203,579,000	0				203,600,000
Fair value of natural gas properties									343,000,000
Goodwill									338,000,000
Ownership percentage						100.00%		100.00%
Business acquisition, consideration					10,000,000		322,000,000					110,000,000
Length of gathering system (miles)													28
Width of gathering system (inches)														6	16
Length of pipelines to be constructed (miles)																18
Width of gathering system to be constructed (inches)																30
Number of acres dedicated												20,000
Aggregate capacity of acquired systems (Bcf)												1,000
Payment to acquire business	3,300,000			1,000,000			100,000,000
Funding for development of the unproved properties					$ 3,700,000